DUE TO RELATED PARTIES (Details Narrative) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Alset International Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties, net	$ 2,552,291	$ 1,729,901	$ 1,281,427
Alset Business Development Pte. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties, net	180,237	184,507	179,596
BMI Capital Partners International Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties, net	$ 1,439	$ 1,442	$ 0